Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories as of December 31, 2013 and 2012, consisted of the following:

	2013	2012
Merchandise	$30,586	$31,435
Food and beverage	5,623	5,152

Total inventories	$36,209	$36,587